Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The Company only has operations in the United States. Loss from operations before income taxes is categorized geographically as follows:

	2021	2020
United States	$(759,954)	$(214,447)

Total loss from operations before income taxes	$(759,954)	$(214,447)

Schedule of Components of Income Tax Expense (Benefit)
The federal and state income tax provision is summarized as follows:

	2021	2020
Current income tax expense:
Federal	$—	$—
State	2	2

Total current income tax expense	2	2

Deferred income tax benefit:
Federal	(3,805)	—
State	(698)	—

Total deferred income tax benefit	(4,503)	—

Total tax benefit (expense)	$(4,501)	$2

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	2021	2020
Tax at federal statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	0.1	—
Stock-based compensation	(0.4)	(1.5)
Research and development credits	2.5	3.5
Liability classified financial instruments	(0.7)	—
Other	(0.1)	0.2
Change in valuation allowance	(21.8)	(23.2)

Total provision for income taxes	0.6%	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant items comprising the Company’s deferred taxes are as follows:

	2021	2020
Deferred tax assets:
Net operating losses	$244,401	$70,125
Tax credits	44,610	21,461
Stock-based compensation	41,462	324
Accrued compensation and related expenses	9,272	2,293
Lease liability	31,466	24,521
Other	1,928	236

Total deferred tax assets	373,139	118,960
Valuation allowance	(330,623)	(87,241)

Total deferred tax assets, net of valuation allowance	42,516	31,719
Deferred tax liabilities:
Depreciation and amortization	(6,529)	(11,040)
Right of use asset	(32,172)	(23,253)
Other	(7,720)	(478)

Total deferred tax liabilities	(46,421)	(34,771)

Total net deferred tax liabilities	$(3,905)	$(3,052)

Schedule of Unrecognized Tax Benefits Roll Forward
Changes in balances during 2021 and 2020 and ending balances as of December 31, 2021 and 2020 in gross unrecognized tax benefits were as follows:

	2021	2020
Beginning balance	$5,256	$2,360
Increases related to tax positions taken during a prior year	750	202
Increases related to tax positions taken during the current year	11,962	2,772
Decreases related to tax positions taken during a prior year	(134)	(78)
Decreases related to tax settlements with taxing authorities	—	—

Ending balance	$17,834	$5,256